Schedule of Investments - September 30, 2019
Hotchkis & Wiley Diversified Value Fund (Unaudited)

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COMMON STOCKS - 99.06%	Held	Value
COMMUNICATION SERVICES - 9.87%
Interactive Media & Services - 1.01%
Alphabet, Inc. (a)	800	$976,912

Media - 7.00%
CBS Corp.	21,500	867,955
Comcast Corp.	34,100	1,537,228
Discovery, Inc. (a)	84,300	2,075,466
The Interpublic Group of Companies, Inc.	22,000	474,320
News Corp.	95,000	1,322,400
Omnicom Group, Inc.	6,300	493,290
		6,770,659
Wireless Telecommunication Services - 1.86%
Vodafone Group PLC - ADR	90,463	1,801,118
TOTAL COMMUNICATION SERVICES		9,548,689

CONSUMER DISCRETIONARY - 6.58%
Auto Components - 2.95%
Adient PLC (a)	27,774	637,691
The Goodyear Tire & Rubber Company	52,800	760,584
Magna International, Inc.	27,200	1,450,576
		2,848,851
Automobiles - 3.63%
General Motors Company	73,900	2,769,772
Harley-Davidson, Inc.	20,600	740,982
		3,510,754
TOTAL CONSUMER DISCRETIONARY		6,359,605

CONSUMER STAPLES - 2.85%
Beverages - 0.72%
PepsiCo, Inc.	5,100	699,210

Food Products - 0.77%
Mondelez International, Inc.	13,500	746,820

Personal Products - 1.36%
Unilever PLC - ADR	21,800	1,310,180
TOTAL CONSUMER STAPLES		2,756,210

ENERGY - 11.43%
Energy Equipment & Services - 2.29%
Halliburton Company	36,700	691,795
National Oilwell Varco, Inc.	71,800	1,522,160
		2,213,955
Oil, Gas & Consumable Fuels - 9.14%
Apache Corp.	66,900	1,712,640
Hess Corp.	27,500	1,663,200
Kosmos Energy Ltd.	65,200	406,848
Marathon Oil Corp.	138,800	1,703,076
Marathon Petroleum Corp.	14,422	876,136
Murphy Oil Corp.	45,800	1,012,638
Royal Dutch Shell PLC - ADR	24,862	1,463,129
		8,837,667
TOTAL ENERGY		11,051,622

FINANCIALS - 28.79%
Banks - 12.57%
Bank of America Corp.	52,522	1,532,067
CIT Group, Inc.	10,000	453,100
Citigroup, Inc.	49,774	3,438,388
Citizens Financial Group, Inc.	41,700	1,474,929
Fifth Third Bancorp	17,000	465,460
Wells Fargo & Company	95,034	4,793,515
		12,157,459

Capital Markets - 5.81%
The Bank of New York Mellon Corp.	9,000	406,890
The Goldman Sachs Group, Inc.	13,500	2,797,605
Morgan Stanley	22,700	968,609
State Street Corp.	24,400	1,444,236
		5,617,340
Consumer Finance - 2.93%
Capital One Financial Corp.	21,200	1,928,776
Discover Financial Services	11,200	908,208
		2,836,984
Diversified Financial Services - 1.53%
AXA Equitable Holdings, Inc.	67,000	1,484,720

Insurance - 5.95%
American International Group, Inc.	77,900	4,339,030
The Travelers Companies, Inc.	9,500	1,412,555
		5,751,585
TOTAL FINANCIALS		27,848,088

HEALTH CARE - 7.86%
Biotechnology - 0.51%
Biogen, Inc. (a)	2,100	488,922

Health Care Equipment & Supplies - 2.42%
Medtronic PLC	16,882	1,833,723
Zimmer Biomet Holdings, Inc.	3,700	507,899
		2,341,622
Health Care Providers & Services - 2.68%
Anthem, Inc.	5,300	1,272,530
HCA Healthcare, Inc.	3,700	445,554
UnitedHealth Group, Inc.	4,000	869,280
		2,587,364
Pharmaceuticals - 2.25%
GlaxoSmithKline PLC - ADR	33,400	1,425,512
Sanofi - ADR	16,300	755,179
		2,180,691
TOTAL HEALTH CARE		7,598,599

INDUSTRIALS - 12.38%
Aerospace & Defense - 0.29%
Embraer SA - ADR	16,400	282,900

Air Freight & Logistics - 0.98%
FedEx Corp.	6,500	946,205

Building Products - 0.75%
Johnson Controls International PLC	16,447	721,859

Construction & Engineering - 0.46%
Fluor Corp.	23,000	439,990

Electrical Equipment - 0.79%
Eaton Corp. PLC	9,200	764,980

Industrial Conglomerates - 4.60%
General Electric Company	497,900	4,451,226

Machinery - 4.51%
CNH Industrial NV	183,300	1,860,495
Cummins, Inc.	12,300	2,000,841
PACCAR, Inc.	7,200	504,072
		4,365,408
TOTAL INDUSTRIALS		11,972,568

INFORMATION TECHNOLOGY - 14.97%
Communications Equipment - 1.04%
Telefonaktiebolaget LM Ericsson - ADR	126,500	1,009,470

Electronic Equipment, Instruments & Components - 2.98%
Corning, Inc.	75,800	2,161,816
TE Connectivity Ltd.	7,700	717,486
		2,879,302
Semiconductors & Semiconductor Equipment - 0.80%
Texas Instruments, Inc.	6,000	775,440

Software - 7.07%
Microsoft Corp.	25,400	3,531,362
Oracle Corp.	54,800	3,015,644
Teradata Corp. (a)	9,500	294,500
		6,841,506
Technology Hardware, Storage & Peripherals - 3.08%
Hewlett Packard Enterprise Company	196,000	2,973,320
TOTAL INFORMATION TECHNOLOGY		14,479,038

MATERIALS - 1.32%
Containers & Packaging - 1.32%
International Paper Company	30,600	1,279,692
TOTAL MATERIALS		1,279,692

UTILITIES - 3.01%
Electric Utilities - 3.01%
PPL Corp.	61,600	1,939,784
The Southern Company	15,800	975,966
TOTAL UTILITIES		2,915,750

Total common stocks (Cost $108,053,095)		95,809,861
Total long-term investments (Cost $108,053,095)		95,809,861
	Principal
SHORT-TERM INVESTMENTS - 1.01%	Amount
Time Deposits - 1.01%
Barclays PLC, 1.25%, 10/01/2019 *	$980,377	980,377
Total short-term investments (Cost $980,377)		980,377

Total investments - 100.07% (Cost $109,033,472)		96,790,238

Liabilities in excess of other assets - (0.07)%		(70,941)

Net assets - 100.00%		$96,719,297

(a)	-	Non-income producing security.
ADR	-	American Depositary Receipt
*	-	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$95,809,861
Time Deposits	980,377
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$96,790,238

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.